CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of parent company balance sheets

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
ASSETS
Cash	¥296,838,959	¥183,517,938	$26,603,357
Due from intercompany	205,224,961	285,747,507	41,422,888
Other current assets	20,364,424	62,124,080	9,005,710
Total Current Assets	522,428,344	531,389,525	77,031,955

Non-current assets
Investment in subsidiaries and VIEs	(77,566,835)	(81,353,652)	(11,793,290)

Total assets	¥444,861,509	¥450,035,873	¥65,238,665

LIABILITIES AND SHAREHOLDERS’ EQUITY

Other current liabilities	7,552,452	6,471,716	938,161
Total current Liabilities	7,552,452	6,471,716	938,161

Warrant liability	16,677,328	37,043,871	5,370,000
LIABILITIES	24,229,780	43,515,587	6,308,161

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0925 U.S. dollar par value, 150,000,000 shares authorized; 29,700,718 shares and 29,700,718 shares issued and outstanding as of June 30, 2022 and December 31, 2022, respectively	18,001,670	18,001,670	2,609,581
Class B ordinary shares, $0.0925 U.S. dollar par value, 20,000,000 shares authorized; 4,100,000 shares and 4,100,000 shares issued and outstanding as of June 30, 2022 and December 31, 2022, respectively	2,408,498	2,408,498	349,144
Additional paid-in capital	496,038,696	502,139,970	72,791,843
Accumulated deficit	(107,124,596)	(137,001,014)	(19,860,112)
Accumulated other comprehensive income	11,307,461	20,971,162	3,040,048
Total shareholders’ equity	420,631,729	406,520,286	58,930,504

Total liabilities and shareholders’ equity	¥444,861,509	¥450,035,873	$65,238,665

* Due from subsidiaries, VIEs and VIEs’ subsidiaries are eliminated upon consolidation.

Schedule of parent company statements of operations and comprehensive income (loss)

	For the six months ended December 31,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	¥—	¥—	$—
Cost of revenues	—	—	—

Gross profit	—	—	—

General and administrative expenses	36,567,864	16,054,522	2,327,319
Provision for credit losses	1,916,515	—	—
Loss from operations	(38,484,379)	(16,054,522)	(2,327,319)

Gain (loss) in fair value changes of warrants liability	147,168,952	(20,097,665)	(2,913,423)
Other income	2,584,170	3,716,168	538,708

Equity in earnings of subsidiaries, vies and vies' subsidiaries	88,767	2,559,601	371,048

Net income (loss)	¥111,357,510	¥(29,876,418)	$(4,330,985)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs' subsidiaries	(4,636,991)	9,663,701	1,400,882
Comprehensive income (loss) attributable to the company	¥106,720,519	¥(20,212,717)	$(2,930,103)

Schedule of parent company statements of cash flows

	For the six months ended December 31,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥111,357,510	¥(29,876,418)	$(4,330,985)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Loss (gain) in fair value changes of warrants liability	(147,168,952)	20,097,665	2,913,423
Provision for doubtful accounts	1,916,515	—	—
Restricted shares issued for management and employees	27,375,871	1,796,417	260,414
Income from investment in unconsolidated entity	(15,411)	—	—
Restricted shares issued for services	4,631,063	4,304,857	624,046
Equity in earnings of subsidiaries and VIEs	(88,767)	(2,559,601)	(371,048)
Other current assets	(2,448,550)	(14,166,457)	(2,053,616)
Other current liabilities	(7,226,571)	(1,080,736)	(156,667)

Net cash used in operating activities	(11,667,292)	(21,484,273)	(3,114,433)

Cash flows from investing activities:
Repayments from loans to third parties	111,796,100	20,694,900	3,000,000
Payments made for loans to third parties	(85,851,987)	(48,288,100)	(7,000,000)
Due from intercompany, VIEs and VIEs’ subsidiaries	(45,913,426)	(80,522,546)	(11,672,810)

Net cash used in investing activities	(19,969,313)	(108,115,746)	(15,672,810)

Effect of exchange rate fluctuation on cash	(5,586,473)	16,278,998	2,359,859

Net decrease in cash	(37,223,078)	(113,321,021)	(16,427,384)

CASH, beginning of period	325,116,815	296,838,959	43,030,741

CASH, end of period	¥287,893,737	¥183,517,938	$26,603,357

Non-cash investing and financing activities
Cancellation of shares issued	¥(27,675,450)	¥—	$—